Stockholders' Deficit (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Exercise price	$ 0.50	$ 0.50
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Risk free interest rate	0.88%	1.52%
Expected life in years	10 months 17 days	10 months 28 days
Maximum [Member]
Risk free interest rate	1.12%	1.81%
Expected life in years	1 year 2 months 8 days	1 year 4 months 13 days
Warrant [Member]
Expected dividend yield	0.00%	0.00%	0.00%
Estimated fair value of stock on grant date		$ 0.50		$ 0.50
Warrant [Member] | Minimum [Member]
Exercise price	$ 0.05	$ 0.10	$ 0.10
Risk free interest rate	0.43%	1.42%	2.33%
Expected life in years	3 years	3 years	3 years
Expected volatility	133.00%	134.00%	134.00%
Warrant [Member] | Maximum [Member]
Exercise price	$ 0.50	$ 0.50	$ 0.50
Risk free interest rate	1.71%	2.66%	3.05%
Expected life in years	7 years	7 years	7 years
Expected volatility	148.00%	158.00%	158.00%